Business Segment Information (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 383,729	$ 230,100
CANADA
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	297,537	144,452
Africa
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	33,258	32,258
Asia
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	20	889
Europe
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 52,914	$ 52,501